Fair Value Measurements - Schedule of Financial Instruments Held at Fair Value (Detail) - USD ($) $ in Thousands		Jan. 31, 2017	Jan. 31, 2016
Carrying Value [Member]
Financial Assets:
Contingent consideration receivable	[1]	$ 4,244	$ 4,244
Carrying Value [Member] | Other Non Current Asset [Member]
Financial Assets:
Restricted deposits held at fair value		5,055	4,252
Carrying Value [Member] | Other Current Asset [Member]
Financial Assets:
Restricted deposits held at fair value			3,466
Fair Value Measurements [Member] | Fair Value Measurements - Level 1 [Member] | Other Non Current Asset [Member]
Financial Assets:
Restricted deposits held at fair value		5,055	4,252
Fair Value Measurements [Member] | Fair Value Measurements - Level 1 [Member] | Other Current Asset [Member]
Financial Assets:
Restricted deposits held at fair value			3,466
Fair Value Measurements [Member] | Fair Value Measurements - Level 3 [Member]
Financial Assets:
Contingent consideration receivable	[1]	$ 4,244	$ 4,244

[1]	The contingent consideration receivable represents our share in the profits of one of the contracts assumed by the purchaser, as part of the sale of the Geoconstruction business on August 17, 2015. The amount was estimated based on the projected profits of the contract. There have been no changes in the estimated fair value since the closing date of the sale agreement.